Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Equity method investment” and their respective losses as “Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investments in subsidiaries, the VIE and the VIE’s subsidiaries was reduced to nil as of December 31, 2024 and 2025 and the carrying amount of “Inter-company receivables” was further adjusted as the Company committed to provide financial support to the VIE as disclosed in Note 1.
The subsidiaries did not pay any dividends to the Company for the years presented. The Company does not have significant commitments or long-term obligations as of the year end other than those presented. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	9,328	9,571	1,369
Restricted cash	224	919	131
Inter-company receivables	3,198,215	3,122,220	446,472
Prepayments and other current assets	297	111	16

Total current assets	3,208,064	3,132,821	447,988

Non-current assets:
Property and equipment, net	77	75	10

Total non-current assets	77	75	10

Total assets	3,208,141	3,132,896	447,998

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Inter-company payables	2,626,851	2,596,203	371,252
Accrued liabilities and other current liabilities	463	1,429	204

Total current liabilities	2,627,314	2,597,632	371,456

Total liabilities	2,627,314	2,597,632	371,456

	As of December 31,
	2024	2025
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 90,289,123 and 87,857,741 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	124	120	17
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 shares authorized; 17,324,848 shares issued and outstanding as of December 31, 2024 and 2025)	21	21	3
Treasury stock	(63,264)	(57,193)	(8,178)
Additional paid-in capital	5,002,255	5,010,060	716,429
Accumulated deficits	(4,200,261)	(4,255,607)	(608,544)
Accumulated other comprehensive loss	(158,048)	(162,137)	(23,185)

Total shareholders’ equity	580,827	535,264	76,542

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,208,141	3,132,896	447,998

Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(11,616)	(13,128)	(9,123)	(1,306)
Impairment loss on long-lived assets	—	(102)	—	—
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(645,522)	(337,078)	(50,457)	(7,215)

Total operating expenses	(657,138)	(350,308)	(59,580)	(8,521)

Loss from operations	(657,138)	(350,308)	(59,580)	(8,521)

Interest income	3,811	4,021	4,234	605
Other expense, net	(362)	(339)	—	—

Loss before income taxes	(653,689)	(346,626)	(55,346)	(7,916)

Income tax expenses	—	—	—	—

Net loss	(653,689)	(346,626)	(55,346)	(7,916)

Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	4,189	3,485	(4,089)	(585)
Total comprehensive loss	(649,500)	(343,141)	(59,435)	(8,501)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash ( used in )/generate d from operating activities	(19,253)	(7,833)	15,221	2,176
Net cash used in investing activities	(41,305)	(5,840)	(8,714)	(1,247)
Net cash generated from financing activities	—	8,902	—	—
Effect of exchange rate changes	813	90	(5,569)	(796)

Net (decrease)/ increase in cash, cash equivalents and restricted cash	(59,745)	(4,681)	938	133

Cash, cash equivalents and restricted cash at the beginning of year	73,978	14,233	9,552	1,367

Cash, cash equivalents and restricted cash at the end of year	14,233	9,552	10,490	1,500